Share Based Payment (Details) - Schedule of Fair Value of the Options Granted - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and Directors [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		91.80%
Exercise price (in Dollars per share)		$ 0.96
Share price (in Dollars per share)	[1]	$ 0.96
Risk-free interest rate		4.35%
Dividend yield		0.00%	0.00%	0.00%
Expected life (years)		10 years	10 years	10 years
Employees and Directors [Member] | Bottom of range [member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility			93.51%	91.60%
Exercise price (in Dollars per share)			$ 1.43	$ 0.03
Share price (in Dollars per share)	[1]		$ 1.43	$ 3.72
Risk-free interest rate			2.12%	1.42%
Employees and Directors [Member] | Top of range [member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility			93.79%	95.01%
Exercise price (in Dollars per share)			$ 3.97	$ 5.33
Share price (in Dollars per share)	[1]		$ 3.97	$ 18.65
Risk-free interest rate			3.24%	1.81%
Options Granted to Consultants [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Share price (in Dollars per share)	[1]
Dividend yield		0.00%	0.00%	0.00%
Expected life (years)		10 years	10 years
Options Granted to Consultants [Member] | Bottom of range [member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		101.10%	93.48%	89.92%
Exercise price (in Dollars per share)		$ 1.82	$ 1.67	$ 0.03
Share price (in Dollars per share)	[1]	$ 0.71	$ 1.22	$ 2.46
Risk-free interest rate		3.63%	1.91%	1.25%
Expected life (years)				6 years 1 month 24 days
Options Granted to Consultants [Member] | Top of range [member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		91.80%	94.91%	97.18%
Exercise price (in Dollars per share)		$ 2.18	$ 2.18	$ 1.67
Share price (in Dollars per share)	[1]	$ 1.82	$ 3.97	$ 18.67
Risk-free interest rate		4.71%	4.03%	1.72%
Expected life (years)				10 years
Underwriters Warrants Granted [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility				90.59%
Exercise price (in Dollars per share)				$ 7.5
Share price (in Dollars per share)	[1]			$ 3.72
Risk-free interest rate				1.23%
Dividend yield				0.00%
Expected life (years)				5 years

[1]	Share price for options granted during January 2019 - September 2020 was determined based on the implied share price in recent capital raising and for grants after that date, in light of significant achievements in clinical trials and absence of recent fundraising reflecting embodying the said achievements, was calculated using discounted cash flows model, with the following assumptions: projected revenues, projected operating expenses, projected EBITDA margin, projected taxes on income, weighted-average cost of capital of 30%. From October 2021 to December 2021, the Company determined its value based on two scenarios: a stay private scenario (which included a private M&A transaction) and an IPO scenario. The DCF method was used to determine the Company’s value for the stay private scenario and for the IPO scenario, the value was determined based on underwriters’ indication for the possible range of the share price in the anticipated IPO. The Hybrid Method was utilized to allocate the Company’s value appropriately to determine the fair value of its ordinary shares. The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market. From December 2021, following the Company’s IPO, the share price is based on its market value.